Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Income Amount in Retained Earnings, Represent Without Income Tax Provision	$ 8,800
Deferred Tax Assets, Valuation Allowance	0	$ 0
Domestic Tax Authority [Member]
Operating Loss Carryforwards	0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	$ 14,300